Capital Leased Assets and Capital Lease Obligations (Tables)	6 Months Ended
Jun. 30, 2016
Capital Leased Assets And Capital Lease Obligations
Prepaid lease rentals
	December 31, 2015	June 30, 2016
Prepaid lease rentals	45,793	40,811
Less: Amortization of prepaid lease rentals	(4,982)	(2,477)
Prepaid lease rentals	40,811	38,334
Less: current portion	(4,982)	(4,975)
Non-current portion	35,829	33,359

Finance lease obligations
Year ending December 31,	Amount
2016	15,419
2017	30,698
2018	30,698
2019	30,699
2020	30,783
2021 and thereafter	176,771
Total	315,068
Less: Amount of interest	(88,569)
Total lease payments	226,499
Less: Financing costs, net	(1,394)
Total lease payments, net	225,105

Finance lease obligations current and non-current
Capital lease obligation – current	15,013
Less: current portion of financing costs	(223)
Capital lease obligation – non current	211,486
Less: non-current portion of financing costs	(1,171)
225,105